INTANGIBLE ASSETS OTHER THAN GOODWILL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Useful lives	The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.
Accumulated amortization	$ 65,596	$ 58,410	$ 50,257
Computer Programs [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	$ 439,059	$ 373,463